Eaton Vance

Focused Global Opportunities Fund

August 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Australia — 2.3%
CSL, Ltd.	627	$131,570

		$131,570

Belgium — 1.2%
KBC Group NV	1,188	$67,851

		$67,851

Denmark — 2.1%
Novo Nordisk A/S, Class B	1,806	$119,401

		$119,401

France — 7.2%
LVMH Moet Hennessy Louis Vuitton SE	252	$118,345
Sanofi	1,374	139,171
Schneider Electric SE	1,186	146,674

		$404,190

Germany — 2.5%
adidas AG(1)	463	$140,890

		$140,890

Hong Kong — 3.2%
AIA Group, Ltd.	17,379	$178,044

		$178,044

Japan — 4.4%
Keyence Corp.	291	$119,849
ORIX Corp.	10,200	126,798

		$246,647

Netherlands — 2.6%
ASML Holding NV	389	$145,372

		$145,372

Spain — 2.3%
Amadeus IT Group S.A.	2,274	$127,747

		$127,747

Sweden — 1.9%
Assa Abloy AB, Class B	4,486	$103,924

		$103,924

Security	Shares	Value
Switzerland — 1.4%
Roche Holding AG PC	224	$78,359

		$78,359

United Kingdom — 8.4%
DCC PLC	1,505	$133,705
Diageo PLC	3,832	128,031
Melrose Industries PLC(1)	8,432	11,250
Unilever PLC	3,338	197,349

		$470,335

United States — 59.5%
Alphabet, Inc., Class A(1)	176	$286,797
Amazon.com, Inc.(1)	105	362,351
Boston Scientific Corp.(1)	3,930	161,209
Capital One Financial Corp.	1,498	103,407
CDW Corp.	820	93,193
Citigroup, Inc.	2,954	151,008
Eli Lilly & Co.	699	103,725
EOG Resources, Inc.	1,479	67,058
Ingersoll Rand, Inc.(1)	2,882	101,043
Intuitive Surgical, Inc.(1)	162	118,396
KeyCorp.	5,543	68,290
Lowe’s Cos., Inc.	682	112,319
Microsoft Corp.	1,498	337,844
Mondelez International, Inc., Class A	2,863	167,256
Morgan Stanley	1,937	101,228
NextEra Energy, Inc.	479	133,722
Phillips 66	1,238	72,386
Stanley Black & Decker, Inc.	682	110,007
TJX Cos., Inc. (The)	2,157	118,182
Verisk Analytics, Inc.	441	82,321
Visa, Inc., Class A	918	194,607
Walt Disney Co. (The)	1,188	156,661
Zoetis, Inc.	844	135,124

		$3,338,134

Total Common Stocks (identified cost $4,114,447)		$5,552,464

Short-Term Investments — 1.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(2)	73,506	$73,506

Total Short-Term Investments (identified cost $73,506)		$73,506

Total Investments — 100.3% (identified cost $4,187,953)		$5,625,970

Other Assets, Less Liabilities — (0.3)%		$(15,451)

Net Assets — 100.0%		$5,610,519

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2020.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Information Technology	18.1%	$1,018,612
Health Care	17.6	986,955
Consumer Discretionary	15.2	852,087
Financials	14.2	796,626
Industrials	12.3	688,924
Consumer Staples	8.8	492,636
Communication Services	7.9	443,458
Energy	2.5	139,444
Utilities	2.4	133,722
Short-Term Investments	1.3	73,506

Total Investments	100.3%	$5,625,970

Abbreviations:

PC	-	Participation Certificate

The Fund did not have any open derivative instruments at August 31, 2020.

At August 31, 2020, the value of the Fund’s investment in affiliated funds was $73,506, which represents 1.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended August 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$101,531	$1,917,884	$(1,945,939)	$31	$(1)	$73,506	$292	73,506

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$556,261		$—	$556,261
Developed Europe	—	1,658,069		—	1,658,069
North America	3,338,134	—		—	3,338,134
Total Common Stocks	$3,338,134	$2,214,330	*	$—	$5,552,464
Short-Term Investments	$—	$73,506		$—	$73,506
Total Investments	$3,338,134	$2,287,836		$—	$5,625,970

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.